Supplemental Oil and Gas Disclosures (Unaudited) - Proved Reserve Data (Parenthetical) (Detail)	Dec. 31, 2015 MMBoe MMcf MBbls	Dec. 31, 2014 MMBoe MMcf MBbls	Dec. 31, 2013 MMBoe MMcf MBbls	Dec. 31, 2012 MMcf MBbls
Reserve Quantities [Line Items]
Proved developed reserves	1,331,397	1,651,291	1,832,936	1,981,945
Egypt [Member]
Reserve Quantities [Line Items]
Proved developed reserves	275,033	236,256	222,880	221,819
Egypt [Member] | Noncontrolling Interest [Member]
Reserve Quantities [Line Items]
Proved developed reserves | MMBoe	101	93	90
Crude Oil and Condensate [Member]
Reserve Quantities [Line Items]
Proved developed reserves	665,063	784,770	794,795	825,811
Crude Oil and Condensate [Member] | Egypt [Member]
Reserve Quantities [Line Items]
Proved developed reserves	144,164	128,712	119,242	106,746
Crude Oil and Condensate [Member] | Egypt [Member] | Noncontrolling Interest [Member]
Reserve Quantities [Line Items]
Proved developed reserves	54	48	45
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Proved developed reserves	168,786	204,628	217,129	183,949
Natural Gas Liquids [Member] | Egypt [Member]
Reserve Quantities [Line Items]
Proved developed reserves	1,491	1,346
Natural Gas Liquids [Member] | Egypt [Member] | Noncontrolling Interest [Member]
Reserve Quantities [Line Items]
Proved developed reserves	523	519
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved developed reserves | MMcf	2,985,290	3,971,360	4,926,064	5,833,105
Natural Gas [Member] | Egypt [Member]
Reserve Quantities [Line Items]
Proved developed reserves | MMcf	776,263	637,187	621,825	690,436
Natural Gas [Member] | Egypt [Member] | Noncontrolling Interest [Member]
Reserve Quantities [Line Items]
Proved developed reserves | MMcf	277	270	271